Equity - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ (733)	€ (555)
Fair value	82,270	83,308
Debt instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	534	667
Revaluation losses	(1,267)	(1,222)
Net revaluation gains/(losses)	(733)	(555)
Fair value	80,428	81,547
Issued by public Public-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	102	17
Revaluation losses	(1)	0
Net revaluation gains/(losses)	101	17
Fair value	10,136	9,867
Issued by public Public-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	257	333
Revaluation losses	(82)	(96)
Net revaluation gains/(losses)	175	237
Fair value	14,850	18,258
Issued by public Public-sector | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	69	194
Revaluation losses	(873)	(820)
Net revaluation gains/(losses)	(804)	(626)
Fair value	37,838	38,169
Issued by Private-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	73	98
Revaluation losses	(13)	(9)
Net revaluation gains/(losses)	60	89
Fair value	6,366	5,129
Issued by Private-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	21	19
Revaluation losses	(30)	(30)
Net revaluation gains/(losses)	(9)	(11)
Fair value	5,776	5,018
Issued by Private-sector | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	12	6
Revaluation losses	(268)	(267)
Net revaluation gains/(losses)	(256)	(261)
Fair value	€ 5,462	€ 5,106